Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [abstract]
Schedule of fair value measurement hierarchy of the assets and liabilities
		Fair value hierarchy
	Valuation date	Level 1	Level 2	Level 3	Total
Liabilities measured at fair value:
Liability in respect of warrants	31.12.2019	$—	$78	$—	$78

Liability in respect of warrants	31.12.2018	$—	$140	$—	$140